Summary of sensitivity analysis of actuarial assumptions used in computation of defined benefit obligation (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Actuarial assumption of discount rates [member]
IfrsStatementLineItems [Line Items]
Impact on discount rate or salary due to increase in actuarial assumptions	₨ (1,152)	₨ 1,032
Impact on discount rate or salary due to decrease in actuarial assumptions	1,191	(1,069)
Actuarial assumption of expected rates of salary increases [member]
IfrsStatementLineItems [Line Items]
Impact on discount rate or salary due to increase in actuarial assumptions	1,255	(1,083)
Impact on discount rate or salary due to decrease in actuarial assumptions	₨ (1,231)	₨ 1,059